RELATED PARTY TRANSACTIONS (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
RELATED PARTY TRANSACTIONS (Tables)
Schedule of shares earned by related party
Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	8,297,269	9,326,179
Chief Financial Officer	617,346	4,381,223	4,998,569
Total	1,646,256	12,678,492	14,324,748

Officer and Director	Initial Share Awards Under the Contracts	Additional Shares Earned to Maintain Ownership Percentage	Total Shares Earned
President	1,028,910	7,607,269	8,636,179
Chief Financial Officer	617,346	4,036,223	4,653,569
Total	1,646,256	11,643,492	13,289,748

Schedule of annual salary and annual severance amounts
Officer and Director	Fiscal Year Annualized Compensation Being Paid
President	$250,000
Chief Financial Officer	$180,000
Total	$430,000

Officer and Director	Fiscal Year Annualized Compensation Base Being Paid	Non-dilutive shares percentage
President and CEO (2)	$252,000	12%
Chief Financial Officer (1)	$180,000	6%
Director (3)	$20,000	-
Total	$452,000	18%